Fair Value of Financial Information - Schedule of Measurements of Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Assets:
Restricted funds	$ 34		$ 41
Rabbi trust investments	33		32
Deposits	114		124
Mark-to-market derivative asset	$ 2		2
Mark-to-market derivative asset [Extensible Enumeration Not Disclosed Flag]	awk:DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag	awk:DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag
Total assets	$ 229		254
Liabilities:
Deferred compensation obligations	37		38
Derivative Liability	1
Total liabilities	38		38
Total assets	191		216
Fixed-income securities
Assets:
Other investments	18		35
Money market and other
Assets:
Other investments	28		20
Level 1
Assets:
Restricted funds	34		41
Rabbi trust investments	33		32
Deposits	114		124
Mark-to-market derivative asset	0		0
Total assets	224		245
Liabilities:
Deferred compensation obligations	37		38
Derivative Liability	0
Total liabilities	37		38
Total assets	187		207
Level 1 | Fixed-income securities
Assets:
Other investments	15		28
Level 1 | Money market and other
Assets:
Other investments	28		20
Level 2
Assets:
Restricted funds	0		0
Rabbi trust investments	0		0
Deposits	0		0
Mark-to-market derivative asset	2		2
Total assets	5		9
Liabilities:
Deferred compensation obligations	0		0
Derivative Liability	1
Total liabilities	1		0
Total assets	4		9
Level 2 | Fixed-income securities
Assets:
Other investments	3		7
Level 2 | Money market and other
Assets:
Other investments	0		0
Level 3
Assets:
Restricted funds	0		0
Rabbi trust investments	0		0
Deposits	0		0
Mark-to-market derivative asset	0		0
Total assets	0		0
Liabilities:
Deferred compensation obligations	0		0
Derivative Liability	0
Total liabilities	0		0
Total assets	0		0
Level 3 | Fixed-income securities
Assets:
Other investments	0		0
Level 3 | Money market and other
Assets:
Other investments	$ 0		$ 0